Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management [abstract]
Schedule of Contractual Maturities of Financial Liabilities

The following table presents the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	December 31, 2019
		Less than			Over
	Total	1 year	2-3 years	4-5 years	5 years
Trade and other payables	$22,709	$22,709	$—	$—	$—
Glencore pre-payment facility	5,602	5,602	—	—	—
Interest on Glencore pre-payment facility	199	199	—	—	—
Convertible debenture	10,000	—	—	10,000	—
Interest on convertible debenture	1,955	602	1,200	153	—
Projected pension contributions	6,937	1,185	2,619	2,078	1,055
Decommissioning provision	10,294	15	189	—	10,090
Other long-term liabilities	5,645	—	5,095	22	528

	$63,341	$30,312	$9,103	$12,253	$11,673

Schedule of Lease liabilities

Minimum lease payments in respect to lease liabilities are included in trade and other payables and other long-term liabilities as follows:

	December 31, 2019
		Less than			Over
	Total	1 year	2-3 years	4-5 years	5 years
Trade and other payables	$2,886	$2,886	$—	$—	$—
Other long-term liabilities	6,413	—	6,391	22	—

	$9,299	$2,886	$6,391	$22	$—

Schedule of Summarizes Continuity of the Company's Total Lease Liabilities

The following table summarizes the continuity of the Company’s total lease liabilities discounted using an incremental borrowing rate ranging from 6% to 10% applied during the year:

Operating lease obligations as at December 31, 2018	$1,055
Practical expedients applied	(538)
Incremental borrowing rate discount	(53)
Additions	63

IFRS 16 adoption	527
Total lease liabilities as at January 1, 2019	270
Additions	6,478
Lease principal payments	(234)
Lease interest payments	(50)
Accretion on lease liabilities	34

Total lease liabilities as at December 31, 2019	$7,025

Schedule of Market Risks

Financial instruments that may impact the Company’s net loss or other comprehensive loss due to currency fluctuations include CAD and MXP denominated assets and liabilities which are included in the following table:

	As at December 31, 2019
	CAD	MXP
Cash and cash equivalents	$444	$299
Trade and other receivables	43	663
Trade and other payables	2,204	8,065

Schedule of Sensitivity Analysis for Market Risks

As at December 31, 2019, the CAD/USD and MXP/USD exchange rates were 1.30 and 18.85 respectively. The sensitivity of the Company’s net loss and comprehensive loss due to changes in the exchange rates for the year ended December 31, 2019 is included in the following table:

	CAD/USD	MXP/USD
	Exchange rate	Exchange rate
	+/- 10%	+/- 10%
Approximate impact on:
Net loss	$1,441	$1,932
Other comprehensive loss	(41)	26

Schedule of Fair Value Measurements

	December 31,	December 31,
	2019	2018
Level 1
Cash and cash equivalents	$19,998	$3,464
Restricted cash	4,007	681
Level 2
Trade and other receivables	5,269	7,712
Derivative instruments	3,855	35
Convertible loan receivable	—	1,977
Convertible loans payable	—	4,032
Convertible debenture	9,935	—
Glencore pre-payment facility	5,602	11,110
Derivative warrant liability	—	711